Income taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Uncertain tax positions	$ 0	$ 0
Accrued interest and penalties related to income tax	0
Income tax penalties and interest expense related to income tax	0
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Federal and state net operating loss carryforwards	53,000,000
U.S. net operating loss carryforwards carried forward indefinitely	53,000,000
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Federal and state net operating loss carryforwards	41,900,000
Indiana Hoosier Business Tax Credits
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 100,000